Related party transactions	12 Months Ended
Sep. 30, 2021
Related party transactions [abstract]
Related party transactions	Related party transactions
During the year ended September 30, 2021, the Company entered into a share conversion transaction with a related party as described in Note 19. As a result, the Company and related subsidiaries are controlled by the Founder and Executive Chairman of the Board.
a)Transactions with subsidiaries and other related parties
Balances and transactions between the Company and its subsidiaries have been eliminated on consolidation. The Company owns 100% of the equity interests of its principal subsidiaries.
The Company’s principal subsidiaries whose revenues, based on the geographic delivery model, represent more than 3% of the consolidated revenues are as follows:

Name of subsidiary	Country of incorporation
CGI Technologies and Solutions Inc.	United States
CGI France SAS	France
CGI Federal Inc.	United States
CGI IT UK Limited	United Kingdom
CGI Information Systems and Management Consultants Inc.	Canada
Conseillers en gestion et informatique CGI Inc.	Canada
CGI Deutschland B.V. & Co KG	Germany
CGI Sverige AB	Sweden
CGI Suomi OY	Finland
CGI Information Systems and Management Consultants Private Limited	India
CGI Nederland BV	Netherlands
b)Compensation of key management personnel
Compensation of key management personnel, currently defined as the executive officers and the Board of Directors of the Company, was as follows for the year ended September 30:

	2021	2020
	$	$
Short-term employee benefits	30,325	14,462
Share-based payments	19,727	18,374